Consolidated Statements of Operations and Deficit - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating expenses
Selling, marketing and administration (Note 22)		$ 6,697,387	$ 6,173,875	$ 5,887,709
Research and development (Note 22)		2,083,815	2,262,476	2,039,421
Impairment of long lived assets (Notes 10 and 24)		1,764,459
Interest expense (Notes 9 and 12)		819,911
Amortization of debt issuance costs (Note 12)		372,340
Other income, including interest		(10,540)	(14,234)	(18,279)
Operating expenses		11,727,372	8,422,117	7,908,851
Net loss from continuing operations, before taxes		(11,727,372)	(8,422,117)	(7,908,851)
Income tax recovery (Note 25)	[1]	(292,740)	(297,940)	(297,940)
Net loss from continuing operations, net of taxes		(11,434,632)	(8,422,117)	(7,908,851)
Net income (loss) from discontinued operations		5,481,757	(7,900,662)	(4,888,946)
Net loss		(5,952,875)	(16,322,779)	(12,797,797)
Deficit, beginning of year		(133,195,932)	(116,873,153)	(104,075,356)
Net loss		(5,952,875)	(16,322,779)	(12,797,797)
Deficit, end of year		$ (139,148,807)	$ (133,195,932)	$ (116,873,153)
Basic and diluted loss per share, continuing operations (in dollars per share)		$ (0.04)	$ (0.03)	$ (0.03)
Basic and diluted income (loss) per share, discontinued operations (in dollars per share)		0.02	(0.03)	(0.02)
Basic and diluted net loss per share (Note 16) (in dollars per share)		$ (0.02)	$ (0.06)	$ (0.05)

[1]	Deferred tax recovery and income tax recovery recognized for 2018 and 2017 are included Income (loss) from discontinued operations, net of taxes on the consolidated statements of operations and deficit.